Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Hyundai Merchant Marine Co Ltd ("HMM")
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	19.00%	21.00%	24.00%
Petroleo Brasileiro S.A.
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	18.00%
CMA CGM
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	17.00%
CMTC
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	15.00%	29.00%	38.00%
A.P. Moler-Maersk A.S. ("Maersk")
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage			12.00%